Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Underlying Common Shares	659,178		1,047,300
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Underlying Common Shares	78,877		486,165
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Underlying Common Shares			85,300
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total Underlying Common Shares	96,238		475,835